Subsequent Event - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended
	Feb. 07, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Capitalized transaction costs			$ 6.7
2degrees
Subsequent Event [Line Items]
Minority interest percentage of ownership			62.90%
Class B Units
Subsequent Event [Line Items]
Members' investment, Outstanding			141,496	141,496
Class C Units
Subsequent Event [Line Items]
Members' investment, Outstanding			12,981	12,981
Subsequent Event
Subsequent Event [Line Items]
Cash received from business combination transaction	$ 199.3
Cash retained by acquiree	$ 3.0
Business acquisition, percentage of voting interests acquired	53.00%
Subsequent Event | 2degrees
Subsequent Event [Line Items]
Share issued conversion of convertible debt		10,920,280
Repayment of debt, related party		$ 13.9
Increase in ownership percentage		1.00%
Sale of stock, percentage of ownership before transaction		62.90%
Sale of stock, percentage of ownership after transaction		63.90%
Receivables from related party		$ 31.0
Minority interest percentage of ownership	73.30%
Subsequent Event | Class A Units
Subsequent Event [Line Items]
Common units subscription	$ 1.4
Subsequent Event | Class A Units | Recapitalization Transaction
Subsequent Event [Line Items]
Members' investment, Outstanding	157,339,668
Subsequent Event | Class B Units | Recapitalization Transaction
Subsequent Event [Line Items]
Members' investment, Outstanding	44,177,149
Subsequent Event | Class C Units | Recapitalization Transaction
Subsequent Event [Line Items]
Members' investment, Outstanding	39,334,917